CONTRACT ASSETS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
CONTRACT ASSETS
Contract assets- "Smart Campus" related technological consulting services with FMP (1)	$ 0	$ 1,350,683
Contract assets- "Smart Campus" project maintenance and technical support fee with FMP	0	601,461
Contract assets- Other "Smart Campus" related technological consulting services	0	54,345
Financing component associated with FMP contract assets, net	0	7,657
Total Contract assets, net	0	2,014,146
Less: current portion of contract assets	0	2,014,146
Contracts assets, non-current	$ 0	$ 0